Exhibit 99.1 Disclosures Required by Rule 15Ga-11,2

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Residential Mortgage Loans			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
EquiFirst Loan Securitization Trust 2008-1		EquiFirst Corporation	706	$106,295,000.51	100%	0	$-	0.00%	0	$-	0.00%	2	$585,624.83	1.21%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Residential Mortgage Loan Totals			706	$106,295,000.51		0	$-		0	$-		2	$585,624.83	1.21%	0	$-		0	$ -		0	$ -

1 We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities may no longer be in existence, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.

2 The outstanding principal balance of every asset is calculated as of the last day of the reporting period. For some assets, the outstanding principal balance as of the last day of the reporting period is not available without unreasonable effort or expense, because that figure was not provided by the trustee or any other Demand Entity despite our request. For those assets, we have instead reported the outstanding principal balance as of the cut-off date for the related Covered Transaction.